Accrued Expenses, Note	12 Months Ended
Dec. 31, 2013
Notes
Accrued Expenses, Note

NOTE 15 - ACCRUED EXPENSES

A summary of accrued expenses as of December 31, are as follows:

	2013	2012	2011
Sales Tax Payable	$11,802	$95,104	$178,224
Credit Cards Payable	85,015	173,263	181,318
Accrued Interest Payable	188,419	57,187	-
Payroll Taxes Payable	11,852	155,464	19,348
Other	125,368	32,396	8,000
Total	$422,456	$513,414	$386,890